OFFICE AND MISCELLANEOUS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the years ended December 31,
	2025	2024
Advertising, Marketing, and Investor Relations	$2,525,878	$848,821
Compliance fees	525,074	289,238
Business development	1,003,381	257,273
General freight	473,497	139,627
Subscription, Membership & IT Support	525,803	298,140
General office	829,900	454,785
	$5,883,533	$2,287,884